Related Party (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 16, 2026	Mar. 28, 2024
Related Party
Due to related party, extensible enumeration		Related party	Related party		Related party	Related party
Proceeds from loan payable, related party				$ 120,000
Principal balance of promissory note								$ 224,000
Auto lease payments		$ 0	$ 0
iDoc
Related Party
Due to related party, extensible enumeration					Related party	Related party
Proceeds from loan payable, related party	$ 200,000				$ 200,000
Original issue discount (in percent)							0.00%
Principal balance of promissory note					200,000
Accrued interest included within accounts payable and accrued liabilities					0
Default interest rate (in percent)	80.00%
Auto lease payments					76,009	$ 82,568
CEO | iDoc
Related Party
Proceeds from related party towards future operating expenses					136,981	146,684
Proceeds from related party towards operating expenses					192,184	18,612
Balance due from related party					1,008,101	678,936
Auto lease payments					32,450	59,100
Office lease payments					$ 186,000	$ 162,000